UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

	Principal Amount	Value
Asset-Backed Securities—3.6%
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Cl. D, 3.07%, 11/9/20	$830,000	$826,813
Series 2015-2, Cl. D, 3.00%, 6/8/21	1,175,000	1,160,586
Series 2015-4, Cl. D, 3.72%, 12/8/21	1,645,000	1,642,210
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	2,115,000	2,137,474
Capital Auto Receivables Asset Trust:
Series 2013-4, Cl. D, 3.22%, 5/20/19	955,000	970,331
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,440,000	1,435,008
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,445,000	1,444,782
DT Auto Owner Trust: Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,560,000	1,566,405
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,920,000	3,945,320
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,230,000	3,229,074
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	4,660,000	4,642,544
Exeter Automobile Receivables Trust, Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,015,000	1,000,164
First Investors Auto Owner Trust:
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	1,115,000	1,116,599
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,305,000	1,306,304
GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	973,904	972,534
Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.722%, 10/25/19[1,2]	1,090,000	1,083,785
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	3,200,000	3,284,474
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,415,000	2,470,741
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,675,000	1,675,969
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,065,000	3,041,049
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	1,245,000	1,246,654
Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,405,000	1,389,591
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,490,000	1,466,185
Total Asset-Backed Securities (Cost $43,138,345)		43,054,596
Mortgage-Backed Obligations—61.5%
Government Agency—55.9%
FHLMC/FNMA/FHLB/Sponsored—45.9%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	42,626	44,133
5.50%, 4/1/18	390,709	405,518
6.00%, 5/1/18-10/1/29	2,380,556	2,635,517
6.50%, 4/1/18-4/1/34	1,520,370	1,718,842
7.00%, 8/1/16-10/1/37	997,356	1,158,929
7.50%, 1/1/32-9/1/33	3,143,731	3,757,089
8.00%, 4/1/16	750	752
8.50%, 3/1/31	31,288	34,441
9.00%, 8/1/22-5/1/25	56,788	62,451
10.00%, 8/1/21	28,909	29,057
11.50%, 6/1/20	6	6

1      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	$15,771	$16,583
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 5.01%, 2/1/28[3]	160,664	34,679
Series 205, Cl. IO, 12.844%, 9/1/29[3]	1,144,498	274,893
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	66,389	17,150
Series 243, Cl. 6, 1.43%, 12/15/32[3]	382,647	75,110
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	19,822,795	20,013,082
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates:
Series K035, Cl. A1, 2.615%, 3/25/23	8,552,291	8,635,632
Series K040, Cl. A1, 2.768%, 4/25/24	14,448,350	14,835,158
Series K041, Cl. A1, 2.72%, 8/25/24	11,558,967	11,779,078
Series K041, Cl. A2, 3.171%, 10/25/24	11,150,000	11,367,871
Series K042, Cl. A1, 2.267%, 6/25/24	5,961,771	6,017,780
Series K043, Cl. A1, 2.532%, 10/25/23	7,572,091	7,731,718
Series K044, Cl. A1, 2.321%, 3/25/24	14,744,688	14,803,239
Series K045, Cl. A1, 2.493%, 11/25/24	11,791,798	12,012,195
Series K045, Cl. A2, 3.023%, 1/25/25	10,255,000	10,299,839
Series K046, Cl. A1, 2.697%, 1/25/25	9,916,371	10,164,120
Series K046, Cl. A2, 3.205%, 3/25/25	12,000,000	12,218,563
Series K047, Cl. A1, 2.827%, 12/25/24	11,900,869	12,186,773
Series K048, Cl. A1, 2.689%, 12/25/24	9,933,494	10,025,665
Series K049, Cl. A2, 3.01%, 7/25/25	5,000,000	5,001,996
Series K050, Cl. A2, 3.334%, 8/25/25[2]	10,600,000	10,883,285
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.876%, 12/1/31[5]	229,151	206,501
Series 219, Cl. PO, 13.957%, 3/1/32[5]	690,951	612,139
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.981%, 6/15/21[2]	2,635	2,659
Series 151, Cl. F, 9.00%, 5/15/21	9,668	10,671
Series 1695, Cl. F, 2.019%, 3/15/24[2]	869,468	897,896
Series 2035, Cl. PC, 6.95%, 3/15/28	595,674	675,866
Series 2084, Cl. ZC, 6.50%, 8/15/28	308,022	342,767
Series 2116, Cl. ZA, 6.00%, 1/15/29	406,252	459,776
Series 2122, Cl. FD, 0.681%, 2/15/29[2]	462,930	466,428
Series 2132, Cl. FN, 1.144%, 3/15/29[2]	651,586	668,164
Series 2148, Cl. ZA, 6.00%, 4/15/29	684,047	779,292
Series 2195, Cl. LH, 6.50%, 10/15/29	1,053,798	1,201,374
Series 2220, Cl. PD, 8.00%, 3/15/30	172,043	200,735
Series 2281, Cl. Z, 6.50%, 2/15/31	1,436,940	1,643,227
Series 2319, Cl. BZ, 6.50%, 5/15/31	2,212,255	2,514,837
Series 2326, Cl. ZP, 6.50%, 6/15/31	508,824	564,586
Series 2344, Cl. FP, 1.281%, 8/15/31[2]	348,457	358,868
Series 2368, Cl. TG, 6.00%, 10/15/16	4,007	4,025
Series 2392, Cl. FB, 0.931%, 1/15/29[2]	106,480	108,211
Series 2396, Cl. FE, 0.931%, 12/15/31[2]	195,944	199,512
Series 2401, Cl. FA, 0.981%, 7/15/29[2]	146,752	149,443
Series 2427, Cl. ZM, 6.50%, 3/15/32	109,501	125,653
Series 2464, Cl. FI, 1.331%, 2/15/32[2]	210,897	216,474
Series 2470, Cl. LF, 1.331%, 2/15/32[2]	215,766	221,472
Series 2471, Cl. FD, 1.331%, 3/15/32[2]	303,347	311,457

2      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2481, Cl. AF, 0.881%, 3/15/32[2]	$177,182	$179,816
Series 2500, Cl. FD, 0.831%, 3/15/32[2]	328,220	333,025
Series 2504, Cl. FP, 0.831%, 3/15/32[2]	344,903	349,374
Series 2526, Cl. FE, 0.731%, 6/15/29[2]	379,740	383,482
Series 2530, Cl. FD, 0.831%, 2/15/32[2]	420,493	425,864
Series 2538, Cl. F, 0.931%, 12/15/32[2]	44,675	45,365
Series 2550, Cl. FI, 0.681%, 11/15/32[2]	154,226	154,992
Series 2551, Cl. FD, 0.731%, 1/15/33[2]	348,961	352,430
Series 2564, Cl. MP, 5.00%, 2/15/18	2,615,313	2,699,927
Series 2585, Cl. HJ, 4.50%, 3/15/18	1,469,346	1,516,267
Series 2627, Cl. KM, 4.50%, 6/15/18	449,600	464,000
Series 2630, Cl. MB, 4.50%, 6/15/18	549,078	566,696
Series 2635, Cl. AG, 3.50%, 5/15/32	2,287,427	2,372,619
Series 2668, Cl. AZ, 4.00%, 9/15/18	210,808	216,108
Series 2676, Cl. KY, 5.00%, 9/15/23	1,171,686	1,255,060
Series 2707, Cl. QE, 4.50%, 11/15/18	1,416,538	1,466,763
Series 2708, Cl. N, 4.00%, 11/15/18	1,214,252	1,244,874
Series 2764, Cl. OE, 4.50%, 3/15/19	1,958,655	2,022,948
Series 2770, Cl. TW, 4.50%, 3/15/19	4,068,960	4,227,109
Series 2843, Cl. BC, 5.00%, 8/15/19	616,282	640,725
Series 3010, Cl. WB, 4.50%, 7/15/20	742,259	773,996
Series 3013, Cl. GA, 5.00%, 6/15/34	203,712	204,165
Series 3025, Cl. SJ, 23.538%, 8/15/35[2]	108,717	170,775
Series 3134, Cl. FA, 0.631%, 3/15/36[2]	6,060,318	6,057,939
Series 3342, Cl. FT, 0.781%, 7/15/37[2]	1,213,178	1,219,731
Series 3645, Cl. EH, 3.00%, 12/15/20	4,126,568	4,216,859
Series 3647, Cl. BD, 3.00%, 12/15/19	2,788,628	2,802,826
Series 3659, Cl. DE, 2.00%, 3/15/19	1,254,532	1,265,166
Series 3741, Cl. PA, 2.15%, 2/15/35	3,884,309	3,922,877
Series 3804, Cl. WJ, 3.50%, 3/15/39	4,480,652	4,592,239
Series 3805, Cl. AK, 3.50%, 4/15/24	492,918	503,177
Series 3815, Cl. BD, 3.00%, 10/15/20	500,139	509,186
Series 3822, Cl. JA, 5.00%, 6/15/40	244,089	258,624
Series 3840, Cl. CA, 2.00%, 9/15/18	335,396	338,221
Series 3848, Cl. WL, 4.00%, 4/15/40	2,808,708	2,942,762
Series 3857, Cl. GL, 3.00%, 5/15/40	2,614,480	2,693,507
Series 3887, Cl. NC, 3.00%, 7/15/26	960,965	972,361
Series 3917, Cl. BA, 4.00%, 6/15/38	1,265,830	1,312,729
Series 3935, Cl. NA, 3.50%, 10/15/26	6,316,355	6,514,165
Series 4109, Cl. KD, 3.00%, 5/15/32	2,834,704	2,883,267
Series 4221, Cl. HJ, 1.50%, 7/15/23	13,001,082	12,929,920
Series 4350, Cl. CA, 2.00%, 10/15/19	4,087,310	4,139,158
Series 4446, Cl. PL, 2.50%, 7/15/38	5,433,216	5,483,014
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 50.046%, 7/17/28[3]	253,484	48,057
Series 2079, Cl. S, 0.00%, 7/17/28[3,4]	447,323	89,176
Series 2493, Cl. S, 44.376%, 9/15/29[3]	303,685	77,547
Series 2526, Cl. SE, 23.379%, 6/15/29[3]	524,657	118,659
Series 2795, Cl. SH, 4.441%, 3/15/24[3]	3,623,109	466,349
Series 2796, Cl. SD, 46.498%, 7/15/26[3]	127,814	23,334

3      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2920, Cl. S, 50.26%, 1/15/35[3]	$2,989,765	$548,388
Series 2922, Cl. SE, 5.246%, 2/15/35[3]	512,192	91,489
Series 2981, Cl. AS, 0.00%, 5/15/35[3,4]	1,058,870	207,790
Series 3201, Cl. SG, 1.732%, 8/15/36[3]	954,112	179,528
Series 3397, Cl. GS, 14.856%, 12/15/37[3]	70,498	13,142
Series 3424, Cl. EI, 14.62%, 4/15/38[3]	149,637	17,676
Series 3450, Cl. BI, 8.10%, 5/15/38[3]	3,257,256	514,505
Series 3606, Cl. SN, 0.296%, 12/15/39[3]	913,730	160,030
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 0.831%, 5/15/36[2]	3,096,174	3,117,647
Federal National Mortgage Assn., 4.50%, 1/1/31[6]	10,355,000	10,701,462
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-8/1/40	23,196,908	24,281,750
4.50%, 9/1/18-8/1/26	5,046,131	5,253,354
5.00%, 2/1/18-7/1/22	6,716,066	6,985,834
5.50%, 9/1/19-3/1/25	8,428,650	8,947,140
6.00%, 3/1/17-2/1/40	6,628,699	7,385,584
6.50%, 6/1/17-1/1/34	7,946,310	9,021,716
7.00%, 11/1/17-2/1/36	6,045,787	7,087,715
7.50%, 2/1/27-8/1/33	8,130,352	9,654,829
8.00%, 6/1/17	74	75
8.50%, 7/1/32	49,303	53,251
9.00%, 8/1/19	2,766	2,975
9.50%, 11/1/21	1,290	1,388
11.00%, 7/1/16-7/20/19	3,212	3,262
Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2015-M11, Cl. A2, 2.827%, 4/25/25[2]	6,950,000	6,902,091
Series 2015-M13, Cl. A2, 2.71%, 6/25/25[2]	4,000,000	3,951,803
Series 2015-M8, Cl. A2, 2.90%, 1/25/25[2]	6,000,000	6,014,581
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 32.809%, 5/25/23[3]	711,205	142,174
Series 254, Cl. 2, 29.401%, 1/25/24[3]	933,989	109,968
Series 294, Cl. 2, 14.317%, 2/25/28[3]	1,086,530	271,963
Series 301, Cl. 2, 0.00%, 4/25/29[3,4]	446,768	96,652
Series 321, Cl. 2, 13.279%, 4/25/32[3]	2,568,209	547,442
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	887,916	206,908
Series 331, Cl. 10, 17.122%, 2/25/33[3]	1,287,569	272,581
Series 331, Cl. 4, 0.00%, 2/25/33[3,4]	966,904	195,063
Series 331, Cl. 5, 8.092%, 2/25/33[3]	1,471,302	299,292
Series 331, Cl. 6, 7.017%, 2/25/33[3]	1,441,858	327,703
Series 334, Cl. 10, 3.556%, 2/25/33[3]	565,881	108,022
Series 339, Cl. 15, 8.575%, 10/25/33[3]	510,371	115,291
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	965,800	202,878
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	980,751	188,004
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	713,163	143,302
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	349,740	71,505
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	1,028,104	219,713
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	549,631	108,645
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.457%, 9/25/32[5]	187,094	166,578

4      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	$10,441	$11,009
Series 1991-109, Cl. Z, 8.50%, 9/25/21	9,719	10,794
Series 1997-16, Cl. PD, 7.00%, 3/18/27	976,714	1,100,427
Series 1998-59, Cl. Z, 6.50%, 10/25/28	104,645	119,636
Series 1999-54, Cl. LH, 6.50%, 11/25/29	504,730	572,795
Series 2001-69, Cl. PF, 1.422%, 12/25/31[2]	511,649	523,317
Series 2002-12, Cl. PG, 6.00%, 3/25/17	432,473	441,961
Series 2002-19, Cl. PE, 6.00%, 4/25/17	19,258	19,381
Series 2002-29, Cl. F, 1.422%, 4/25/32[2]	228,898	235,281
Series 2002-39, Cl. FD, 1.36%, 3/18/32[2]	462,935	478,805
Series 2002-52, Cl. FD, 0.922%, 9/25/32[2]	385,932	391,903
Series 2002-53, Cl. FY, 0.922%, 8/25/32[2]	284,676	287,108
Series 2002-64, Cl. FJ, 1.422%, 4/25/32[2]	70,542	72,509
Series 2002-65, Cl. FB, 1.422%, 7/25/32[2]	434,174	445,957
Series 2002-68, Cl. FH, 0.86%, 10/18/32[2]	142,728	144,756
Series 2002-77, Cl. TF, 1.36%, 12/18/32[2]	887,200	911,131
Series 2002-82, Cl. FE, 1.422%, 12/25/32[2]	393,461	404,216
Series 2002-9, Cl. PC, 6.00%, 3/25/17	228,006	233,326
Series 2002-90, Cl. FJ, 0.922%, 9/25/32[2]	154,808	156,857
Series 2002-90, Cl. FM, 0.922%, 9/25/32[2]	148,854	150,824
Series 2003-100, Cl. PA, 5.00%, 10/25/18	3,843,531	3,989,973
Series 2003-112, Cl. AN, 4.00%, 11/25/18	799,870	819,911
Series 2003-116, Cl. FA, 0.822%, 11/25/33[2]	249,971	251,636
Series 2003-119, Cl. FK, 0.922%, 5/25/18[2]	1,163,614	1,167,263
Series 2003-130, Cl. CS, 13.257%, 12/25/33[2]	511,075	598,250
Series 2003-21, Cl. FK, 0.822%, 3/25/33[2]	25,826	25,949
Series 2003-26, Cl. XF, 0.872%, 3/25/23[2]	723,944	726,498
Series 2003-44, Cl. CB, 4.25%, 3/25/33	194,323	198,557
Series 2003-84, Cl. GE, 4.50%, 9/25/18	814,235	842,117
Series 2004-101, Cl. BG, 5.00%, 1/25/20	438,953	445,453
Series 2004-25, Cl. PC, 5.50%, 1/25/34	641,683	670,077
Series 2004-29, Cl. QG, 4.50%, 12/25/32	352,500	353,715
Series 2004-72, Cl. FB, 0.922%, 9/25/34[2]	2,485,055	2,518,050
Series 2005-109, Cl. AH, 5.50%, 12/25/25	4,871,629	5,262,973
Series 2005-45, Cl. XA, 0.762%, 6/25/35[2]	3,223,649	3,230,981
Series 2005-67, Cl. BF, 0.772%, 8/25/35[2]	1,370,377	1,371,899
Series 2005-85, Cl. FA, 0.772%, 10/25/35[2]	2,840,269	2,842,618
Series 2006-11, Cl. PS, 23.021%, 3/25/36[2]	460,497	713,378
Series 2006-46, Cl. SW, 22.653%, 6/25/36[2]	414,281	549,946
Series 2006-50, Cl. KS, 22.654%, 6/25/36[2]	325,450	497,205
Series 2006-50, Cl. SK, 22.654%, 6/25/36[2]	108,466	163,020
Series 2007-113, Cl. DB, 4.50%, 12/25/22	9,535,221	9,979,255
Series 2007-79, Cl. FA, 0.872%, 8/25/37[2]	995,501	1,006,768
Series 2008-14, Cl. BA, 4.25%, 3/25/23	902,864	930,886
Series 2008-24, Cl. DY, 5.00%, 4/25/23	669,598	694,111
Series 2008-75, Cl. DB, 4.50%, 9/25/23	2,153,380	2,220,935
Series 2009-113, Cl. DB, 3.00%, 12/25/20	8,193,767	8,347,763
Series 2009-114, Cl. AC, 2.50%, 12/25/23	367,968	370,760
Series 2009-36, Cl. FA, 1.362%, 6/25/37[2]	5,123,198	5,260,510
Series 2009-37, Cl. HA, 4.00%, 4/25/19	6,061,854	6,215,705
Series 2009-70, Cl. NT, 4.00%, 8/25/19	861,133	880,239
Series 2009-70, Cl. TL, 4.00%, 8/25/19	3,487,937	3,565,324

5      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2010-43, Cl. KG, 3.00%, 1/25/21	$931,042	$951,408
Series 2010-99, Cl. DP, 3.00%, 8/25/39	8,020,953	8,177,892
Series 2011-104, Cl. MA, 2.50%, 10/25/26	682,843	684,282
Series 2011-122, Cl. EC, 1.50%, 1/25/20	4,954,212	4,966,589
Series 2011-15, Cl. DA, 4.00%, 3/25/41	1,953,363	2,027,258
Series 2011-3, Cl. EL, 3.00%, 5/25/20	12,786,945	13,027,422
Series 2011-3, Cl. KA, 5.00%, 4/25/40	2,614,672	2,837,656
Series 2011-38, Cl. AH, 2.75%, 5/25/20	368,752	374,595
Series 2011-44, Cl. EA, 3.00%, 6/25/24	724,782	743,095
Series 2011-45, Cl. NG, 3.00%, 3/25/25	561,752	575,587
Series 2011-45, Cl. TE, 3.00%, 3/25/25	1,012,012	1,031,782
Series 2011-6, Cl. BA, 2.75%, 6/25/20	1,455,434	1,475,865
Series 2011-69, Cl. EA, 3.00%, 11/25/29	1,467,208	1,484,042
Series 2011-82, Cl. AD, 4.00%, 8/25/26	2,696,443	2,772,823
Series 2011-88, Cl. AB, 2.50%, 9/25/26	761,702	772,331
Series 2012-20, Cl. FD, 0.822%, 3/25/42[2]	863,205	867,642
Series 2013-100, Cl. CA, 4.00%, 3/25/39	14,063,827	14,898,189
Series 2013-22, Cl. JA, 3.50%, 3/25/43	2,994,612	3,087,490
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 27.093%, 12/18/31[3]	379,875	78,759
Series 2001-68, Cl. SC, 19.322%, 11/25/31[3]	319,232	71,282
Series 2001-81, Cl. S, 22.081%, 1/25/32[3]	253,951	70,992
Series 2002-28, Cl. SA, 30.876%, 4/25/32[3]	246,487	56,750
Series 2002-38, Cl. SO, 43.388%, 4/25/32[3]	418,710	81,505
Series 2002-39, Cl. SD, 34.353%, 3/18/32[3]	449,291	102,061
Series 2002-48, Cl. S, 26.776%, 7/25/32[3]	399,655	93,489
Series 2002-52, Cl. SD, 32.083%, 9/25/32[3]	385,932	90,019
Series 2002-52, Cl. SL, 29.034%, 9/25/32[3]	257,388	59,761
Series 2002-53, Cl. SK, 33.951%, 4/25/32[3]	262,152	62,167
Series 2002-56, Cl. SN, 28.397%, 7/25/32[3]	542,800	124,897
Series 2002-60, Cl. SM, 28.994%, 8/25/32[3]	684,633	131,905
Series 2002-77, Cl. IS, 38.672%, 12/18/32[3]	599,325	134,377
Series 2002-77, Cl. SH, 31.738%, 12/18/32[3]	361,602	76,533
Series 2002-9, Cl. MS, 23.004%, 3/25/32[3]	400,216	91,270
Series 2003-33, Cl. IA, 0.00%, 5/25/33[3,4]	77,614	17,657
Series 2003-33, Cl. SP, 28.226%, 5/25/33[3]	873,579	196,886
Series 2003-38, Cl. SA, 0.00%, 3/25/23[3,4]	344,093	13,767
Series 2003-4, Cl. S, 29.698%, 2/25/33[3]	488,921	125,539
Series 2005-12, Cl. SC, 8.078%, 3/25/35[3]	241,911	46,894
Series 2005-14, Cl. SE, 33.549%, 3/25/35[3]	3,713,485	579,121
Series 2005-40, Cl. SA, 46.584%, 5/25/35[3]	1,497,554	266,564
Series 2005-52, Cl. JH, 0.00%, 5/25/35[3,4]	763,798	136,730
Series 2005-63, Cl. SA, 42.713%, 10/25/31[3]	1,291,012	272,899
Series 2005-63, Cl. X, 29.933%, 10/25/31[3]	15,283	505
Series 2008-55, Cl. SA, 9.44%, 7/25/38[3]	21,528	2,834
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	482,146	21,445
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	1,074,636	40,094
Series 2011-96, Cl. SA, 4.685%, 10/25/41[3]	539,043	93,680
Series 2012-134, Cl. SA, 10.761%, 12/25/42[3]	1,805,318	436,595
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,4]	296,917	40,380

6      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 10.541%, 10/15/29[3]	$18,334,938	$111,999
Series 2001-3, Cl. IO, 15.972%, 10/15/31[3]	8,366,523	58,039
Series 2002-2, Cl. IO, 12.842%, 1/15/32[3]	20,976,705	50,959
Series 2002-3, Cl. IO, 8.76%, 8/15/32[3]	29,758,577	197,752
Series 2003-1, Cl. IO, 4.079%, 11/15/32[3]	44,111,499	255,670
		542,994,538
GNMA/Guaranteed—9.6%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	50,301	57,584
7.00%, 1/15/28-9/15/29	363,085	401,674
7.50%, 6/15/28-8/15/28	373,490	386,284
8.00%, 9/15/28	13,565	13,618
8.50%, 8/15/17-12/15/17	49,594	50,994
9.50%, 9/15/17	697	707
10.50%, 12/15/17-1/15/21	14,355	14,459
Government National Mortgage Assn. II Pool:
3.50%, 1/15/46[6]	97,165,000	101,264,656
7.00%, 1/20/30	39,047	46,476
11.00%, 10/20/19	11,187	11,251
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 4.801%, 10/16/29[3]	200,989	44,069
Series 2011-52, Cl. HS, 7.748%, 4/16/41[3]	4,490,729	833,019
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	4,328,671	5,064,671
Series 2009-66, Cl. CD, 2.50%, 8/16/39	105,070	106,526
Series 2014-167, Cl. WF, 0.694%, 7/20/44[2]	4,639,500	4,641,203
		112,937,191
Other Agency—0.4%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 0.637%, 12/7/20[2]	4,912,673	4,905,844
Non-Agency—5.6%
Commercial—5.3%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,2]	1,207,120	1,220,463
Series 2012-RR2, Cl. 6A3, 2.848%, 9/26/35[1,2]	2,124,969	2,127,229
Series 2012-RR6, Cl. RR6, 2.404%, 11/26/36[1]	3,519,683	3,510,436
Bear Stearns ARM Trust, Series 2005-2, Cl. A1, 2.68%, 3/25/35[2]	2,094,266	2,103,662
CHL Mortgage Pass-Through Trust, Series 2003-J5, Cl. 2A1, 5%, 7/25/18	473,774	480,225
Citigroup Mortgage Loan Trust, Inc.:
Series 2012-8, Cl. 1A1, 2.842%, 10/25/35[1,2]	3,814,144	3,832,228
Series 2014-8, Cl. 1A1, 0.692%, 7/20/36[1,2]	5,344,730	5,004,862
COMM Mortgage Trust:
Series 2012-CR5, Cl. E, 4.337%, 12/10/45[1,2]	1,590,000	1,476,124
Series 2013-CR7, Cl. D, 4.352%, 3/10/46[1,2]	2,025,000	1,830,934
CSMC, Series 2009-13R, Cl. 4A1, 2.747%, 9/26/36[1,2]	203,744	204,564
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,2]	805,000	766,128
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,2]	550,000	533,274
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,2]	850,000	795,487

7      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2014-K36, Cl. C, 4.363%, 12/25/46[1,2]	$3,250,000	$3,332,391
Series 2014-K38, Cl. C, 4.636%, 6/25/47[1,2]	5,250,000	5,241,914
Series 2014-K714, Cl. C, 3.855%, 1/25/47[1,2]	2,500,000	2,520,958
Series 2014-K715, Cl. C, 4.123%, 2/25/46[1,2]	2,205,000	2,239,871
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.863%, 7/25/35[2]	1,157,703	1,146,191
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.42%, 12/15/47[1,2]	1,765,000	1,631,011
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Cl. E, 5.192%, 5/15/45[1,2]	3,255,000	3,186,416
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.747%, 9/26/36[1,2]	775,525	776,480
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 2.775%, 4/21/34[2]	897,330	917,645
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.657%, 11/15/45[1,2]	1,795,000	1,725,667
Series 2013-C11, Cl. D, 4.414%, 8/15/46[1,2]	1,700,000	1,565,874
Series 2013-C13, Cl. D, 4.894%, 11/15/46[1,2]	4,060,000	3,836,013
Series 2013-C7, Cl. D, 4.297%, 2/15/46[1,2]	260,000	240,895
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.176%, 11/26/36[1,2]	4,580,141	4,571,157
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.402%, 6/26/46[1,2]	2,083,831	2,093,972
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.446%, 8/25/34[2]	1,112,728	1,119,090
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.888%, 5/10/63[1,2]	630,000	611,218
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.454%, 12/15/45[1,2]	930,000	870,102
Series 2012-C8, Cl. E, 4.875%, 8/15/45[1,2]	1,620,000	1,571,835
		63,084,316

Residential—0.3%
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.723%, 12/25/34[2]	895,870	886,577
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	114,347	92,303
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,625,658	1,324,233
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.535%, 10/25/33[2]	848,336	868,343
		3,171,456
Total Mortgage-Backed Obligations (Cost $718,134,781)		727,093,345
U.S. Government Obligations—41.5%
Federal Home Loan Mortgage Corp. Nts., 1%, 12/15/17	156,366,000	156,004,013
Federal National Mortgage Assn. Nts.:
1.50% Nts., 11/30/20	40,000,000	39,334,440
1.875% Nts., 12/28/20	20,000,000	20,013,020
United States Treasury Nts.:
0.625%, 8/31/17	10,000,000	9,937,680
0.75%, 10/31/17	168,785,000	167,916,264
1.375%, 3/31/20	15,650,000	15,462,356

8      Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U.S. Government Obligations (Continued)
United States Treasury Nts.: (Continued)
2.00%, 9/30/20[7]	$39,215,000	$39,658,561
2.25%, 11/30/17	42,000,000	42,949,284

Total U.S. Government Obligations (Cost $492,147,929)		491,275,618
Total Investments, at Value (Cost $1,253,421,055)	106 .6%	1,261,423,559
Net Other Assets (Liabilities)	(6.6)	(78,213,237)

Net Assets	100.0%	$1,183,210,322

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $87,482,659 or 7.39% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,753,472 or 0.99% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $985,218 or 0.08% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,114,838. See Note 6 of the accompanying Notes.

Futures Contracts as of December 31, 2015
Description	Exchange	Buy/ Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	3/21/16	34	$5,227,500	$(19,352)
United States Treasury Nts., 2 yr.	CBT	Buy	3/31/16	754	163,794,720	(233,397)
United States Treasury Nts., 5 yr.	CBT	Sell	3/31/16	47	5,561,055	20,521
United States Treasury Nts., 10 yr.	CBT	Sell	3/21/16	1,853	233,304,281	1,042,841
United States Ultra Bonds	CBT	Buy	3/21/16	4	634,750	1,977

						$812,590

Glossary:

Exchange Abbreviations:
CBT	Chicago Board of Trade

9      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

10      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

11      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

12      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$43,054,596	$—	$43,054,596
Mortgage-Backed Obligations	—	727,093,345	—	727,093,345
U.S. Government Obligations	—	491,275,618	—	491,275,618

Total Investments, at Value	—	1,261,423,559	—	1,261,423,559
Other Financial Instruments:
Futures contracts	1,065,339	—	—	1,065,339

Total Assets	$1,065,339	$1,261,423,559	$—	$1,262,488,898

Liabilities Table
Other Financial Instruments:
Futures contracts	$(252,749)	$—	$—	$(252,749)

Total Liabilities	$(252,749)	$—	$—	$(252,749)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

13      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$123,718,573
Sold securities	11,720,473

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S.

14      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

15      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $171,950,014 and $407,166,932 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

16      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

17      Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,253,788,049
Federal tax cost of other investments	(70,020,956)

Total federal tax cost	$1,183,767,093

Gross unrealized appreciation	$16,652,149
Gross unrealized depreciation	(8,204,049)

Net unrealized appreciation	$8,448,100

18      Oppenheimer Limited-Term Government Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2016

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/17/2016